Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 300	$ 315
Prepaid expenses	1,059	1,042
Other receivables	36	17
Total prepaid expenses and other receivables	$ 1,395	$ 1,374